Contingencies and lawsuits	12 Months Ended
Dec. 31, 2024
Contingencies And Lawsuits
Contingencies and lawsuits

Note	8 | Contingencies and lawsuits

The Company has contingencies and is a party to lawsuits that arise from labor, civil and commercial complaints that relate to atomized legal actions for individual non-significant amounts, which in the Company’s opinion are likely to result in an outflow of resources, and for which a provision in the amount of $ 29,595 has been recorded as of December 31, 2024.

Furthermore, there are significant judicial processes whose outcome, depending on the evidence produced in the cases and based on the legal advisors’ assessment, is uncertain. These judicial processes are detailed below:

- Legal action brought by Consumidores Financieros Asociación Civil Para Su Defensa (13563/2009)

In March 2010, Consumidores Financieros Asociación Civil Para Su Defensa (“CFD”) brought a class action against the Company and Edesur in National Court of Original Jurisdiction in Federal Administrative Matters No. 2, Clerk’s Office No. 3, seeking the reimbursement of: (i) interest applicable to the payment of energy purchased from the MEM, transferred to customers; (ii) the Value Added Tax (VAT) percentage on that interest, calculated on a taxable base that is allegedly contrary to the Consumer Protection Law; and (iii) the late payment charges calculated at the lending rate published by Banco de la Nación Argentina.

On April 22, 2010, the Company answered the complaint, filing a motion to dismiss for lack of standing, requesting, at such opportunity, that a summons be served upon the Federal Government, the AFIP and the ENRE as third-party defendants.

Prior to the time allowed to produce evidence, the Tax authorities were ordered to conduct a review of the proceedings in order to issue an opinion on the motion to dismiss for lack of standing filed by edenor. After the proceedings were sent back to the court, the motion was rejected. At the time, the Company filed an appeal against such denial.

In 2020, evidence was offered and arguments were submitted, with the Company’s invoking lack of standing and the termination of the action by lapse of time. The rendering of a decision on the motions filed by the Company has been deferred and will be considered when final judgment is rendered. The action brought by ADDUC (which is detailed below) will be considered together with these actions.

At the date of issuance of these Consolidated financial statements, this case is pending resolution.

- Legal action brought by Asociación de Defensa de Derechos de Usuarios y Consumidores - ADDUC

On October 21, 2011, Asociación de Defensa de Derechos de Usuarios y Consumidores (“ADDUC”) brought a class action against the Company requesting: (i) that the Company be ordered to reduce or mitigate the default or late payment interest rates charged to customers; (ii) that the pacts or accords that would have stipulated the interest rates that the Company applies to its customers, as well as the administrative resolutions based on which it justifies the collection of interest be declared non-applicable; and (iii) that interest thus collected be reimbursed.

On April 8, 2014, the Court admitted the motion to dismiss due to the fact that the claims at issue were being litigated in another lawsuit, and ordered that the proceedings be sent to the Court hearing the case entitled “Consumidores Financieros Asociación Civil vs Edesur and Other defendants, for breach of contract”.

Prior to the time allowed to provide evidence, the Tax authorities were ordered to conduct a review of the proceedings in order to issue an opinion on the motion to dismiss for lack of standing filed by the Company, which was rejected.

The Company filed an appeal, which, on October 16, 2020, the National Court of Appeals in Federal Administrative Matters rejected, confirming the decision of the court of original jurisdiction. The case has been brought to trial.

At the date of issuance of these Consolidated financial statements, this case is pending resolution.

- Legal action brought by Consumidores Financieros Asociación Civil para su Defensa (9119/2022)

On May 4, 2021, CFD brought a class action against the Company in the Court having jurisdiction in Administrative and Tax Matters of the City of Buenos Aires, Clerk’s Office No. 3 of the Judicial Management Office in Consumer Relations, claiming damages allegedly caused by the Company to customers by virtue of the Agreement on the Regularization of Payment Obligations entered into in 2019 by the Company, the Energy Secretariat and the Electric Power Market and Renewable Resources Secretariat, and claiming the reinstatement of the penalties set forth therein, plus interest, loss of profit or opportunity and punitive damages.

The Company answered the complaint and filed a motion to dismiss for lack of jurisdiction of the local courts. The court admitted the motion to dismiss for lack of jurisdiction and, as a consequence thereof, on January 6, 2022, sent the proceedings to the Court having jurisdiction in Civil and Commercial Federal Matters No. 5 – Clerk’s Office No. 9. At present, the case has been brought to trial. The Company’s management believes there exist reasonable grounds to believe that edenor should prevail in this case.

- Legal action brought by the Office of the Ombudsman of the City of Buenos Aires (Court record 30815/2023)

On April 4, 2023, the Ombudsman of the City of Buenos Aires filed a complaint against the Company and Edesur in Court of Original Jurisdiction in Administrative, Tax and Consumer Relations Matters of the City of Buenos Aires No. 25, sole Clerk’s Office, claiming punitive damages adducing deficiency in the information about service interruptions, and requesting the granting of a precautionary measure consisting of the setting up of a workgroup to implement a communication system.

The Company filed an appeal against the precautionary measure, answered the complaint and filed a motion to dismiss for lack of jurisdiction of the local courts. On February 27, 2024, the court admitted the motion to dismiss for lack of jurisdiction. The Company’s management believes there exist reasonable grounds to believe that edenor should prevail in this case.

- Legal action brought by Asociación por la Defensa de Usuarios y Consumidores (6818/2017).

In October 2017, ADUC filed a complaint against the Company in Court of Original Jurisdiction in Civil and Commercial Federal Matters No. 2, challenging the regulatory requirements relating to customers who request electricity provision with Tariff 2.

Having the issue being joined, the Company is in the process of answering the complaint. The Company’s management believes there exist reasonable grounds to believe that edenor should prevail in this case.

- Legal action brought by the Municipality of La Matanza and other plaintiffs (34213-2024)

In September 2024, the mayor of La Matanza, jointly with Asociación Civil DEUCO (Defensa usuarios y Consumidores) brought an action against edenor in the Court in Administrative Matters No. 1 of La Matanza, claiming, as the main question at issue, that the electricity rate schedule in effect be declared unconstitutional, and requesting that a precautionary measure be granted, ordering the suspension of electricity rate increases until a predictable electricity rate system with affordable rates is set forth by the Federal Government. On October 1, 2024, the Court determined that it lacked subject matter jurisdiction, ordering that the case be transferred to the Federal Justice, and issued an interim precautionary measure (“medida precautelar”) directing the defendant to refrain from suspending service provision to the users benefiting from the Social Tariff due to non-payment of the electric bill.

The Company filed an appeal against this interim precautionary measure, and the Local (San Martín) Appellate Court in Administrative Matters upheld the appeal, partially reversing the resolution and directing the Company to inform users about the existence of this legal action if and when service provision is suspended. The Company’s management believes there exist reasonable grounds to believe that edenor should prevail in this case.

- Legal action brought by the Municipality of Morón and other plaintiffs (7 4313-2025)

In January 2025, the mayor of Morón jointly with Asociación Civil sin Fines de Lucro Unión Comerciantes Agüero brought an action against edenor in the Court in Administrative Matters No. 1 of Morón, claiming, as the main question at issue, that the electricity rate schedule in effect be declared unconstitutional, and requesting the non-application thereof through the granting of a precautionary measure. On January 15, 2025, the Court determined that it lacked subject matter jurisdiction, ordering that the case be transferred to the Federal Justice, and issued an interim precautionary measure (“medida precautelar”) directing the Company to refrain from suspending service provision to the citizens of Morón district due to non-payment of the electric bill.

The Company filed an appeal against this interim precautionary measure, which is pending resolution. The Company’s management believes there exist reasonable grounds to believe that edenor should prevail in this case.

- Legal action brought by Asociación de Defensa de los Consumidores y Usuarios de la Argentina and other plaintiffs (17284/2024)

In October 2024, ADCUA, jointly with Unión de Consumidores de Argentina, Asociación de Consumidores y Usuarios de la Argentina, and Asociación Protección Consumidores del Mercado Común del Sur, brought an action against edenor, Edesur S.A., Naturgy Ban S.A., the ENRE, the ENERGAS and the National Industry and Commerce Secretariat (SIyC) in Federal Court in Administrative Matters No. 3 claiming, as the main question at issue, compliance by public service providers with Resolution No. 267/24 of the SIyC, which prohibits the collection through the bill of charges unrelated to the services contracted by the user. In this regard, the plaintiffs requested that a precautionary measure be granted ordering the defendants to re-bill customers and comply with Resolution No. 267/24.

The Company entered an appearance and on December 20, 2024, the Court partially rejected the requested precautionary measure, ruling that in the case that Resolution No. 267/24 is not applied due to the existence of precautionary measures, this fact must be included in the bills issued by public service providers. The Company has filed an appeal against this precautionary measure, on which no decision has yet been rendered.

The Company’s management believes there exist reasonable grounds to believe that edenor should prevail in this case.

- Claim of the City of Buenos Aires Tax Authorities (“AGIP”). Assessment Resolution No. 3417/2017

On December 5, 2017, the AGIP claims alleged differences in the contribution that impacts electric power companies. The difference is based on the content of the contribution’s taxable base, which in the AGIP’s opinion, is made from the Company’s monthly income deriving from sales, without admitting the deduction for the sale of energy to railway companies provided for in the federal laws governing the contribution. The main objections made by the AGIP are the following: a) challenged the tax returns for the 2011-2013 tax periods; b) assessed the resulting tax for the 2011-2023 tax periods, plus interest; c) provided that for the income obtained in connection with the activity of “distribution of electricity and sale services” the Company should pay the aforementioned contribution for the referred to fiscal years at the rate of 6%; and (d) imposed fines.

On January 18, 2018, the Company filed a post-judgement motion for reversal, which was rejected on July 4, 2019. Against this denial, the Company filed an appeal before a higher administrative authority (“recurso jerárquico”). To date, the AGIP has issued no resolution in regard to this appeal.

- Federal Administration of Public Revenues (“AFIP”) – Difference in contribution rate to the Single Social Security System (“SUSS”) (executive order 814/2001) for the 12/2011- 11/2019 fiscal periods

The Company, based on the opinion (pronouncements) of its legal advisors in 2011, decided to apply the reduced rate for contributions to the SUSS set forth in section 2, sub-section b) of Executive Order No. 814/2001 as it is a corporation in which the Sustainability Guarantee Fund, managed by the ANSES, holds an interest (Law 26,425, as amended).

In 2021, after the tax audits conducted by the Large Employer Social Security Resources Control Division, three AFIP resolutions fell on the Company claiming the adjustment of the contribution rate and rejecting the inclusion of edenor in section 2, sub-section b) of Executive Order No. 814/2001.

The Company’s position is supported by the three appeals filed against the debt assessments (all of them filed in Courtroom III of the Federal Social Security Court of Appeals) given the nature of the shareholder ANSES-FGS, its significant role in the Board of Directors, the Federal Government’s participation in the Supervisory Committee through the SIGEN, the recognition that minority state-owned corporations are regarded as included among those entitled to the benefit of Executive Order No. 814/2001, inasmuch as this changed as from the enactment of the referred-to Law No. 27,541, as well as the existence of three similar cases with a favorable outcome in the other two courtrooms comprising the Court of Appeals (with such cases having been appealed by the AFIP before the CSJN).

However, based on the enactment of Law No. 27,743 on “Palliative and Relevant Tax Measures”, which provides for an “Exceptional Regularization System of Tax, Custom and Social Security-related Payment Obligations”, regulated by Executive Order No. 608/2024 and implemented by the AFIP by means of General Resolution No. 5525/2024 dated July 16, 2024, the Company has decided to adhere to the payment facilitation plan provided therein and agreed to pay the principal on the amounts claimed by the tax authorities in three monthly installments. Furthermore, it obtained a 70% reduction in interest and fines determined. At present, the amounts owed by the Company have been fully paid.

In accordance with the provisions of Section 3 of the Law on Tax Measures and Section 35 of General Resolution No. 5525/2024 of the AFIP, edenor abandoned the claim and, after the payment of the last installment provided for therein has been made the following proceedings will be deemed terminated: (i) Edenor S.A. VS AFIP, CHALLENGE OF DEBT, Court record 20408/2021 (CI 25,329) (OI No. 1,578,472- for the 12/2011-12/2016 tax periods); (ii) Edenor S.A. VS AFIP, CHALLENGE OF DEBT, Court record 11840/2021 (CI 25,329) (OI No. 1,806,371- for the 01/2017-06/2019 tax periods); and (iii) Edenor S.A. VS AFIP, SOCIAL SECURITY CONTRIBUTIONS (CI 24,920) (OI: 1893337- for the 07/2019-11/2019 tax periods- Court record No.: CSS 053731/2022).

- National Regulatory Authority for the Distribution of Electricity, Proceeding for the Determination of a Claim” (Court record No. 16/2020)

On May 4, 2021, the Company was served notice of a complaint filed by the ENRE in connection with edenor‘s compliance with captions 9.2.1 and 9.2.2 of the “Agreement on the Renegotiation of the Concession Agreement” for differences arising from the date of payment of certain penalties included therein.

The Company answered the complaint, with the stage for producing evidence nearing completion. The Company’s management believes there exist reasonable grounds to believe that edenor should prevail in this case.

- AFIP’s tax claim for Income Tax, Undocumented outflows and VAT

The AFIP initiated a verification process to assess differences in connection with the VAT, undocumented outflows and the income tax, at the request of the Court hearing the case entitled “García Veronica Elizabeth and other defendants, Fraudulent tax evasion and Violation of law 24,769 – Prosecutor AFIP and other plaintiffs” (Case No. 58258/2017”), for bills issued by certain former suppliers of the Company, considered in such proceedings to be “usinas mixtas” (companies used as real and fake invoice plants).

On April 12, 2024, as a consequence of the analysis of the submitted expert’s report, Federal Court in Criminal Matters of San Martín No. 1 rendered judgment, stating that the investigation is exhausted and that as a result thereof not only the execution of the works and transactions documented in the billing declared in the 2017-2018 period by edenor to the tax collecting agency, but also the existence and operating capacity of both contractors to manage and carry out the works paid by edenor was verified, acquitting the Company, the Company’s former chairman and former Board of Directors members, CYSE S.A., and Fuentes y Asociados S.A. of the criminal charges related to this case. On August 6, 2024, this decision was confirmed by the Appellate Court, ordering the dismissal of the charges against edenor and its directors.

- Protección a los Consumidores y Usuarios de la República Argentina Asociación Civil (Procurar) – Class action for the protection of a constitutional right (“amparo colectivo”)

Protección a los Consumidores y Usuarios de la República Argentina Asociación Civil, jointly with two users domiciled in the District of San Martín, brought an action against the Company, the Energy Secretariat (SE) and CAMMESA.

In that framework, a provisional measure was issued, pursuant to which: (i) the Company was ordered to refrain from paying CAMMESA any amounts earmarked for the carrying out of the investments necessary for ensuring the appropriate quality of the electricity service; and (ii) CAMMESA was ordered to refrain, both from judicially claiming payment by the Company for the energy supplied and/or to be supplied in the future to edenor, and from issuing any precautionary measure affecting the latter’s equity, as a result of energy supplied, maintaining the normal and regular dispatch of energy, affecting neither the continuity nor the quality of the public service the distributor must provide to its customers. The court allowed the Company to extend the effects of the provisional measure until February 25, 2025.

- Energy Secretariat vs EDESUR SA and other defendants, Proceeding for the Determination of a Claim

On September 21, 2021, the National Economy Ministry issued Resolution No. 590/2021, declaring contrary to the public interest the “Agreement on the Regularization of Obligations for the Transfer of Concession Holders to the Local Jurisdictions” entered into on May 10, 2019 by and between the Energy Government Secretariat, in representation of the Federal Government, the Company and Edesur S.A. Such declaration requires that the Agreement be declared null and void in court, and, in that framework, on October 24, 2024, the Company was served notice of the complaint pending in the Court having jurisdiction in Federal Administrative Matters No. 8, Clerk’s Office No. 15. At the Company’s request, the court declared the termination of the action by lapse of time. In this regard, it cannot be verified if an appeal has been filed by the Federal Government within the time and under the formalities prescribed by law.

- Application of Minutes 2783 of the CNAT in the Province of Buenos Aires

Taking into consideration the provisions of Minutes 2783 of the CNAT (“National Court of Appeals in Labor Matters”), which provide for the application of the RIPTE index plus an annual 6%, the Company has adjusted the estimate of the provision for labor lawsuits of the PBA.